Convertible Notes and Notes Payable	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes and Notes Payable

NOTE 8 – CONVERTIBLE NOTES AND NOTES PAYABLE

At September 30, 2020, the Company is obligated for $296,801 in notes payable and notes payable – related parties and $437,180 in convertible notes payable and accrued interest, net of debt discount.

At March 31, 2020, the Company is obligated for $76,350 in notes payable and $286,981 in convertible notes payable.

		September 30, 2020		March 31, 2020
		Notes Payable	Convertible Notes Payable	Notes Payable	Convertible Notes Payable
1.	Third Parties – Principal	$42,500	$632,941	$15,000	$280,000
	Third Parties – Unamortized Debt Discount	-	(215,686)	-	-
	Third Parties – Interest	325	19,925	95	6,981
	Third Parties – Total	42,825	437,180	15,095	286,981

2.	Related Parties – Principal	252,142	-	59,642	-
	Related Parties – Interest	1,834	-	1,613	-
	Related Parties – Total	253,976	-	61,255	-
	Total	$296,801	$437,180	$76,350	$286,981

At September 30, 2020, the Company is obligated for one convertible note payable held by RedDiamond Partners, LLC (“RDCN”); the Company entered into the RDCN on June 15, 2020, whereby the note is convertible on or after January 15, 2021 and before maturity on March 15, 2021 at a rate of $.28/share. The RDCN was issued in the principal amount of $352,941 with $52,941 being made up of a 15% Original Issue Discount (“OID”) and includes a conversion feature. However, this conversion feature’s exercise contingency can only be utilized if triggered by the occurrence of an Event of Default, which includes events that are outside the control of the Company (i.e. not based solely on the market for the Company’s stock or the Company’s own operations). Additionally, the RDCN accrues interest at a rate of 12.5% per annum, calculated on a 360-day-per-year-basis. At September 30, 2020, the Company owed $365,808 in outstanding balance whereby $352,941 was made up of principal and $12,867 was made up of accrued interest. This RDCN was issued alongside a warrant for purchase of 557,143 shares of Company common stock (“RDCN Warrants”) with a relative value of $91,500; see Note 14 for more information on these RDCN Warrants. Upon inception, the outstanding principal balance of the RDCN was reduced to $-0- by various discounts on the debt totaling ($352,941) as follows: i) the RDCN Warrants generated a discount on the debt of ($91,500) based on the relative value of the same; ii) $2,500 in investor legal costs was treated as a discount on the debt of ($2,500) since this was paid by the Company; iii) $52,941 of OID was treated as a discount on the debt of ($52,941); iv) a discount of ($206,000) was taken due to the conversion option being treated as a derivative. As of September 30, 2020, the Company had ($215,686) ($-0- at March 31, 2020) in unamortized debt discount remaining. In evaluating the various instruments and their components within this transaction (including issuance of the RDCN and RDCN Warrants) for treatment as a derivative and the respective accounting treatment of the same, the Company referenced ASC 470 and ASC 815 in conjunction with interpretive guidance. For the three and six months ended September 30, 2020, the Company amortized a pro-rata portion of the discount on the debt on a straight-line basis to interest expense in the amounts of $117,647 and $137,255, respectively. In conjunction with the RDCN and RDCN Warrants issuances, the Company also paid $30,000 and issued 75,000 warrants (“Think Warrants”) valued at $31,500 using the Black-Scholes model to Think Equity for soliciting the RedDiamond Partners, LLC transaction; see Note 14 for more information on these warrants. The total issuance costs paid to Think Equity of $61,500 of cash and warrants, which the Company recorded the relative value (as noted in Note 14) of $52,399 to expense since no further discount was available to be taken on the debt.

At September 30, 2020 and March 31, 2020, the Company is/was obligated for several convertible notes payable held by accredited investors (“Accredited Investor Convertible Notes” or “AICN” or “AICNs”). At September 30, 2020 the total outstanding balance of these AICNs of $287,058 was made up of $280,000 in principal and $7,058 in accrued interest. At March 31, 2020, the total outstanding balance of these AICNs of $286,981 was made up of $280,000 in principal and $6,981 in accrued interest. The Company entered into these AICNs during the quarter ended June 30, 2019. All of these AICNs mature during the quarter ended June 30, 2021, two years from their inception dates. These AICNs accrue interest at a rate of 10% annually. Accrued interest is due and payable each calendar quarter in cash.

During the three and six months ended September 30, 2020, the Company paid out $-0- and $13,962, respectively, in accrued interest to these convertible note holders. During the three and six months ended September 30, 2019, the Company paid out $6,118 and $11,479, respectively, in accrued interest to these convertible note holders.

These AICNs automatically convert into shares of common stock at a rate of $.72 per share at the earlier of the maturity date or an uplist to a national securities exchange (e.g. NASDAQ or New York Stock Exchange) provided that the Company’s stock price is at least $.87 at the time of the uplist. The AICN note holders have the right to convert their outstanding principal and interest into shares of the Company’s common stock at any time during their note’s term at $.72 per share. No AICN note holders have converted their notes through the date of this report. As of September 30, 2020 and March 31, 2020, these AICNs included a beneficial conversion feature with an aggregate value of $30,154.

NOTE 9 – CONVERTIBLE NOTES PAYABLE

At March 31, 2020, the Company is obligated for several convertible notes payable in the total amount of $286,981 made up of $280,000 in principal and $6,981 in interest. The Company entered into these convertible notes during the quarter ended June 30, 2019. All of these convertible notes mature during the quarter ended June 30, 2021, two years from their inception dates. These convertible notes accrue interest at a rate of 10%. Accrued interest is due and payable each calendar quarter in cash; during the years ended March 31, 2020 and 2019, the Company paid out $18,536 and $-0-, respectively, in accrued interest to these convertible note holders. These convertible notes automatically convert into shares of common stock at a rate of $.72 per share at the earlier of the maturity date or an uplist to a national securities exchange (e.g. Exchange or New York Stock Exchange) provided that the Company’s stock price is at least $.87 at the time of the uplist. The convertible note holders have the right to convert their outstanding principal and interest into shares of the Company’s common stock at any time during their note’s term at $.72 per share. No note holders have converted their notes through the date of this report. As of March 31, 2020, these convertible notes did not include a beneficial conversion feature.